Quarterly Report
August 31, 2021
MFS®  Blended Research®
Value Equity Fund
BRU-Q1

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.7%
Honeywell International, Inc.	15,898	$3,686,905
Huntington Ingalls Industries, Inc.	3,966	809,738
L3Harris Technologies, Inc.	4,978	1,159,924
Northrop Grumman Corp.	4,853	1,784,448
Raytheon Technologies Corp.	21,274	1,803,184
		$9,244,199
Automotive – 0.9%
Lear Corp.	13,793	$2,206,052
Biotechnology – 2.3%
Biogen, Inc. (a)	10,302	$3,491,451
Gilead Sciences, Inc.	17,882	1,301,452
Vertex Pharmaceuticals, Inc. (a)	3,828	766,710
		$5,559,613
Broadcasting – 0.6%
Discovery Communications, Inc., “A” (a)	22,130	$638,229
Walt Disney Co. (a)	4,668	846,309
		$1,484,538
Brokerage & Asset Managers – 0.7%
Invesco Ltd.	63,727	$1,613,568
Business Services – 2.8%
Accenture PLC, “A”	9,053	$3,046,878
Amdocs Ltd.	25,173	1,939,076
Cognizant Technology Solutions Corp., “A”	11,684	891,606
Fiserv, Inc. (a)	9,097	1,071,535
		$6,949,095
Cable TV – 3.2%
Charter Communications, Inc., “A” (a)	3,072	$2,508,779
Comcast Corp., “A”	89,438	5,427,098
		$7,935,877
Chemicals – 0.9%
Eastman Chemical Co.	20,325	$2,299,977
Computer Software – 1.6%
Autodesk, Inc. (a)	2,163	$670,725
Microsoft Corp.	11,234	3,391,320
		$4,062,045
Computer Software - Systems – 1.1%
Arrow Electronics, Inc. (a)	6,291	$762,595
HP, Inc.	29,140	866,624
Zebra Technologies Corp., “A” (a)	1,889	1,109,164
		$2,738,383
Construction – 1.1%
D.R. Horton, Inc.	13,894	$1,328,544
Sherwin-Williams Co.	2,028	615,843
Toll Brothers, Inc.	10,748	688,517
		$2,632,904

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.3%
Colgate-Palmolive Co.	38,889	$3,031,398
Kimberly-Clark Corp.	14,982	2,064,669
Procter & Gamble Co.	3,376	480,709
		$5,576,776
Containers – 0.5%
Graphic Packaging Holding Co.	61,388	$1,259,682
Electrical Equipment – 1.2%
Amphenol Corp., “A”	7,888	$604,457
Johnson Controls International PLC	24,950	1,866,260
Littlefuse, Inc.	1,607	458,638
		$2,929,355
Electronics – 3.7%
Applied Materials, Inc.	23,884	$3,227,445
Intel Corp.	70,349	3,803,067
NXP Semiconductors N.V.	2,931	630,546
Texas Instruments, Inc.	8,347	1,593,526
		$9,254,584
Energy - Independent – 2.4%
ConocoPhillips	37,338	$2,073,379
Diamondback Energy, Inc.	8,196	632,240
EOG Resources, Inc.	21,493	1,451,207
Valero Energy Corp.	25,322	1,679,102
		$5,835,928
Energy - Integrated – 0.6%
Exxon Mobil Corp.	25,456	$1,387,861
Food & Beverages – 2.9%
General Mills, Inc.	25,253	$1,459,876
J.M. Smucker Co.	7,452	921,589
Mondelez International, Inc.	45,367	2,815,930
PepsiCo, Inc.	11,832	1,850,406
		$7,047,801
Food & Drug Stores – 0.8%
Wal-Mart Stores, Inc.	13,537	$2,004,830
Forest & Paper Products – 0.7%
Weyerhaeuser Co., REIT	46,190	$1,662,840
General Merchandise – 0.4%
Dollar General Corp.	3,931	$876,259
Health Maintenance Organizations – 2.5%
Cigna Corp.	16,740	$3,543,021
Humana, Inc.	4,228	1,714,116
UnitedHealth Group, Inc.	1,942	808,396
		$6,065,533
Insurance – 4.5%
Berkshire Hathaway, Inc., “B” (a)	10,412	$2,975,437
Chubb Ltd.	19,460	3,579,083
Equitable Holdings, Inc.	19,140	593,531
MetLife, Inc.	50,437	3,127,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Reinsurance Group of America, Inc.	6,358	$736,384
		$11,011,529
Internet – 3.3%
Alphabet, Inc., “A” (a)	2,275	$6,583,736
Facebook, Inc., “A” (a)	4,440	1,684,447
		$8,268,183
Leisure & Toys – 1.7%
Brunswick Corp.	15,789	$1,529,481
Electronic Arts, Inc.	14,753	2,142,283
Polaris, Inc.	4,061	486,345
		$4,158,109
Machinery & Tools – 4.6%
AGCO Corp.	14,104	$1,940,993
Eaton Corp. PLC	27,831	4,685,627
PACCAR, Inc.	8,369	685,170
Regal Beloit Corp.	19,520	2,916,678
Roper Technologies, Inc.	2,112	1,020,687
		$11,249,155
Major Banks – 10.0%
Bank of America Corp.	162,240	$6,773,520
Goldman Sachs Group, Inc.	12,509	5,172,597
JPMorgan Chase & Co.	25,277	4,043,056
Morgan Stanley	9,541	996,367
PNC Financial Services Group, Inc.	22,332	4,267,645
State Street Corp.	7,489	695,803
Wells Fargo & Co.	60,950	2,785,415
		$24,734,403
Medical & Health Technology & Services – 3.6%
CVS Health Corp.	7,621	$658,378
HCA Healthcare, Inc.	12,522	3,167,816
McKesson Corp.	7,861	1,604,745
Omega Healthcare Investors, Inc., REIT	80,916	2,713,113
Syneos Health, Inc. (a)	7,953	737,879
		$8,881,931
Medical Equipment – 4.4%
Abbott Laboratories	7,329	$926,166
Agilent Technologies, Inc.	4,448	780,491
Boston Scientific Corp. (a)	21,948	990,952
Danaher Corp.	6,669	2,161,823
Medtronic PLC	39,753	5,306,230
Thermo Fisher Scientific, Inc.	1,347	747,518
		$10,913,180
Natural Gas - Distribution – 1.3%
UGI Corp.	66,996	$3,102,585
Natural Gas - Pipeline – 0.4%
Equitrans Midstream Corp.	40,786	$356,062
Targa Resources Corp.	13,770	604,778
		$960,840
Oil Services – 0.5%
NOV, Inc. (a)	95,084	$1,252,256

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.4%
Citigroup, Inc.	62,036	$4,461,009
Moody's Corp.	3,616	1,376,864
SLM Corp.	96,605	1,811,344
Synchrony Financial	33,010	1,642,247
U.S. Bancorp	27,017	1,550,506
		$10,841,970
Pharmaceuticals – 5.1%
Eli Lilly & Co.	8,152	$2,105,580
Johnson & Johnson	45,596	7,894,035
Merck & Co., Inc.	30,052	2,292,667
Pfizer, Inc.	6,184	284,897
		$12,577,179
Pollution Control – 0.2%
Waste Management, Inc.	3,793	$588,332
Railroad & Shipping – 1.1%
CSX Corp.	87,030	$2,831,086
Real Estate – 4.3%
Empire State Realty Trust, REIT, “A”	143,404	$1,472,759
Extra Space Storage, Inc., REIT	10,163	1,899,566
Public Storage, Inc., REIT	8,598	2,782,399
Simon Property Group, Inc., REIT	4,272	574,371
Spirit Realty Capital, Inc., REIT	35,168	1,820,647
Starwood Property Trust, Inc., REIT	80,595	2,079,351
		$10,629,093
Restaurants – 1.3%
Starbucks Corp.	15,503	$1,821,447
Yum China Holdings, Inc.	23,064	1,419,820
		$3,241,267
Specialty Chemicals – 2.1%
Corteva, Inc.	12,191	$536,038
Dow, Inc.	27,658	1,739,688
DuPont de Nemours, Inc.	18,001	1,332,434
Linde PLC	5,077	1,597,174
		$5,205,334
Specialty Stores – 1.9%
Home Depot, Inc.	7,838	$2,556,599
Target Corp.	4,669	1,153,149
TJX Cos., Inc.	12,329	896,565
		$4,606,313
Telecommunications - Wireless – 1.1%
T-Mobile USA, Inc. (a)	20,554	$2,816,309
Telephone Services – 0.4%
AT&T, Inc.	22,999	$630,633
Verizon Communications, Inc.	7,320	402,600
		$1,033,233
Tobacco – 1.0%
Philip Morris International, Inc.	24,665	$2,540,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.0%
Knight-Swift Transportation Holdings, Inc.	19,093	$991,500
United Parcel Service, Inc., “B”	8,094	1,583,429
		$2,574,929
Utilities - Electric Power – 4.2%
CenterPoint Energy, Inc.	35,369	$887,408
Edison International	10,684	617,963
Exelon Corp.	75,899	3,720,569
NRG Energy, Inc.	22,632	1,033,604
PG&E Corp. (a)	61,202	561,222
Sempra Energy	17,217	2,278,842
Southern Co.	19,051	1,252,222
		$10,351,830
Total Common Stocks		$244,997,241
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.04% (v)	665,808	$665,808

Other Assets, Less Liabilities – 0.4%		888,049
Net Assets – 100.0%		$246,551,098
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $665,808 and $244,997,241, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$244,997,241	$—	$—	$244,997,241
Mutual Funds	665,808	—	—	665,808
Total	$245,663,049	$—	$—	$245,663,049
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,723,582	$4,167,468	$5,225,242	$—	$—	$665,808

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$87	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.